INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Investments

	As of December 31,
	2024	2023
Current
Mutual funds (1)	13,992	13,570
Commercial Papers (2)	—	2,500
TOTAL	13,992	16,070

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
	2024	2023
Non current
Contribution to funds (3)	2,212	1,833
TOTAL	2,212	1,833
(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000. On December 29, 2023, the Company signed a new contribution agreement with Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 1,950. As of December 31, 2024 and 2023, the Company has invested 2,212 and 1,833, respectively.